U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 24F-2
                        Annual Report of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1.   Name and address of Issuer:

     Domini Institutional Trust
     11 West 25th Street, 7th Fl, New York, NY 10010



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2.   Name of each series or class of funds for which this notice is filed:

     Domini Institutional Social Equity Fund

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3.   Investment Company Act File Number:     811-07599


     Securities Act File Number:             33-14449


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4.   Last day of fiscal year for which this notice is filed:  7-31-98


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5    Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                   N/A                          [   ]

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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see Instruction A.5):

                                   N/A
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7.   Number and  aggregate  sale price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933, other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None
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8.   Number and aggregate sale price of securities  registered during the fiscal year other than pursuant to rule 24f-2:

     None
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9.   Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     2,131,365 shs.      $34,548,379
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


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10.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.5):



      45,030 shs               $705,891
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11.  Number and aggregate sale price of securities sold during the fiscal year:



     513,453 shs             $8,004,515
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12.  Calculation of registration fee:

     (i)   Aggregate  sale  price  of  securities   sold
           during the fiscal  year in  reliance  on rule
           24f-2 (from Item 9):                                  $    34,548,379
                                                                 ---------------

     (ii)  Aggregate   price   of   shares   issued   in
           connection with dividend  reinvestment  plans
           (from Item 10, if applicable):                        +       705,891
                                                                 ---------------

     (iii) Aggregate   price  of  shares   redeemed   or
           repurchased   during  the  fiscal   year  (if
           applicable):                                          -     8,004,515
                                                                 ---------------

     (iv)  Aggregate   price  of  shares   redeemed   or
           repurchased  and  applied as a  reduction  to
           filing  fees   pursuant  to  rule  24e-2  (if
           applicable):                                          +
                                                                 ---------------

     (v)   Net aggregate  sale price of securities  sold
           during the fiscal  year in  reliance  on rule
           24f-2  [line (i),  plus line (ii),  less line
           (iii), plus line (iv))] (if applicable):                   27,249,755
                                                                 ---------------

     (vi)  Multiplier  prescribed  by Section 6(b) under
           the   Securities   Act  of  1933   or   other
           applicable law or regulation (see Instruction
           C.5):                                                 X       .000295
                                                                 ---------------

     (vii) Fee due (line (vi) multiplied by line (vii)):                8,038.68
                                                                 ===============

Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [X]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                9-28-98
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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*  /s/ Carole M. Laible
                               -------------------------------------------

                                   Treasurer
                               -------------------------------------------


     Date       9-28-98
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  *Please print the name and title of the signing officer below the signature.

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(022096DTI)